Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Real Estate Properties [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Mortgage Loans Payable Unrealized Gain Loss Included In Earnings	$ 718.7	$ 1,007.2
Real Estate Joint Ventures [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Mortgage Loans Payable Unrealized Gain Loss Included In Earnings	426.2	305.4
Mortgage Loan Receivable
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Mortgage Loans Payable Unrealized Gain Loss Included In Earnings	0.6
Total Level 3 Investments [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Mortgage Loans Payable Unrealized Gain Loss Included In Earnings	1,145.5	1,312.6
Mortgage Loans Payable [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Mortgage Loans Payable Unrealized Gain Loss Included In Earnings	$ 5.6	$ (64.9)